Borrowing Arrangements - June 2021 Credit Facility (Details) $ / shares in Units, $ in Millions	Aug. 13, 2021 USD ($)	Jun. 23, 2021 USD ($) tranche $ / shares shares
June 2021 Credit Facility
Borrowing Arrangements
Maximum borrowing capacity		$ 20.0
Number of tranche | tranche		2
Monthly interest-only payment period		18 months
Amount drawn	$ 10.0	$ 10.0
Interest rate per annum		10.00%
Paid in kind interest rate		2.00%
Increase in interest rate in event of default		5.00%
Loan commitment fee		$ 0.2
Number of warrants | shares		90,948
Warrants, exercise price per share | $ / shares		$ 8.85
June 2021 Credit Facility - Tranche 1
Borrowing Arrangements
Maximum borrowing capacity		$ 10.0
June 2021 Credit Facility - Tranche 2
Borrowing Arrangements
Maximum borrowing capacity		$ 10.0